BANK BORROWING (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term debt:
Short-term borrowings	$ 2,000	$ 6,277
Long-term debt:
Long-term bank loan		2,000
East West Bank
Short-term debt:
Short-term borrowings	$ 2,000	6,277
Long-term debt:
Long-term bank loan		$ 2,000